Changes in Accounting Standards	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Changes in Accounting Standards
4. CHANGES IN ACCOUNTING STANDARDS

New and amended IFRS standards not yet effective
New accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. These standards are not expected to have a material impact on the Company.